INVENTORIES, NET	12 Months Ended
Dec. 31, 2012
INVENTORIES, NET
INVENTORIES, NET

9.                                  INVENTORIES, NET

Inventories consist of the following:

	As of December 31, 2011	As of December 31, 2012
Raw materials	$54,001	$75,101
Work in progress	88,941	78,955
Finished goods	110,577	64,843
	253,519	218,899
Less: write-down of inventory value	(11,279)	(13,670)
	$242,240	$205,229

The raw materials and finished goods held by third parties were $12,846 and $43,080 as of December 31, 2011, respectively. The raw materials and finished goods held by third parties were $2,697 and $15,507 as of December 31, 2012, respectively.

Certain inventories were pledged to secure credit facilities granted to a subsidiary in 2012. The carrying amount of inventories pledged was $143,035 as of December 31, 2012.